Note 5 - Property and Equipment (Details) - Property and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 51,126	$ 41,119
Less accumulated depreciation and amortization	(15,172)	(13,556)
Property and equipment, net	35,954	27,563
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	12,924	11,887
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	22,054	19,610
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	8,559	3,088
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	493	455
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	4,135	3,488
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 2,961	$ 2,591